Financial instruments - Schedule of Groups Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure in tabular form of assets and liabilities denominated in foreign currencies [line items]
Assets	$ 1,221,400	$ 950,090
Liabilities	1,634,171	1,882,583
EUR
Disclosure in tabular form of assets and liabilities denominated in foreign currencies [line items]
Assets	49,968	36,568
Liabilities	23,847	46,303
Net assets	26,121	(9,735)
GBP
Disclosure in tabular form of assets and liabilities denominated in foreign currencies [line items]
Assets	315	69
Liabilities	3,669	3,479
Net assets	(3,354)	(3,410)
ISK
Disclosure in tabular form of assets and liabilities denominated in foreign currencies [line items]
Assets	3,162	3,247
Liabilities	154,048	144,812
Net assets	(150,886)	(141,565)
CHF
Disclosure in tabular form of assets and liabilities denominated in foreign currencies [line items]
Assets	2,522	335
Liabilities	2,837	7,488
Net assets	(315)	(7,153)
INR
Disclosure in tabular form of assets and liabilities denominated in foreign currencies [line items]
Assets	881	167
Liabilities	536	536
Net assets	$ 345	$ (369)